Common Stock Subscriptions Receivable (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 29, 2016
Common Stock Subscriptions Receivable Details Narrative
Stock issued		$ 5,000
Accrued additional stock		$ 7,150
Total amount	$ 12,150